Share-based payments - Summary of valuation for each tranche of options (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07/08/2017	07/08/2017
Expiry date	Jul. 08, 2022	Jul. 08, 2022
Share price at Grant Date	$ 0.43
Exercise price	$ 0.67	$ 0.67
Volatility (%)	74.50%
Dividend yield (%)
Risk free Rate	1.95%
Fair value per option	$ 0.206
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/02/2018	05/02/2018
Expiry date	May 02, 2023	May 02, 2023
Share price at Grant Date	$ 0.5
Exercise price	$ 0.78	$ 0.78
Volatility (%)	74.50%
Dividend yield (%)
Risk free Rate	1.95%
Fair value per option	$ 0.2
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019	13/11/2019
Expiry date	Nov. 13, 2023	Nov. 13, 2023
Share price at Grant Date	$ 0.41
Exercise price	$ 0.4925	$ 0.4925
Volatility (%)	74.50%
Dividend yield (%)
Risk free Rate	1.95%
Fair value per option	$ 0.18
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020	13/01/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.62
Exercise price	$ 0.8812	$ 0.8812
Volatility (%)	74.50%
Dividend yield (%)
Risk free Rate	1.95%
Fair value per option	$ 0.34
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Sep. 11, 2024	Sep. 11, 2024
Share price at Grant Date	$ 0.89
Exercise price	$ 1.132	$ 1.132
Volatility (%)	90.00%
Dividend yield (%)
Risk free Rate	0.10%
Fair value per option	$ 0.413
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Sep. 11, 2024	Sep. 11, 2024
Share price at Grant Date	$ 0.89
Exercise price	$ 0.8812	$ 0.8812
Volatility (%)	90.00%
Dividend yield (%)
Risk free Rate	0.10%
Fair value per option	$ 0.503
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021	04/01/2021
Expiry date	Apr. 01, 2025	Apr. 01, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.69	$ 1.69
Volatility (%)	90.00%
Dividend yield (%)
Risk free Rate	0.19%
Fair value per option	$ 0.6
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021
Expiry date	Jun. 21, 2026
Share price at Grant Date	$ 1.42
Exercise price	$ 1.37
Volatility (%)	76.00%
Dividend yield (%)
Risk free Rate	1.50%
Fair value per option	$ 0.88
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.69
Volatility (%)	76.00%
Dividend yield (%)
Risk free Rate	1.50%
Fair value per option	$ 0.85
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 2.24
Volatility (%)	76.00%
Dividend yield (%)
Risk free Rate	1.50%
Fair value per option	$ 0.75
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.56
Volatility (%)	76.00%
Dividend yield (%)
Risk free Rate	1.50%
Fair value per option	$ 0.97
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022
Expiry date	Jan. 02, 2027
Share price at Grant Date	$ 0.96
Exercise price	$ 0.94
Volatility (%)	79.00%
Dividend yield (%)
Risk free Rate	1.50%
Fair value per option	$ 0.59
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022
Expiry date	May 24, 2027
Share price at Grant Date	$ 0.8
Exercise price	$ 0.78
Volatility (%)	44.00%
Dividend yield (%)
Risk free Rate	2.95%
Fair value per option	$ 0.63